Provision for Environmental Rehabilitation	12 Months Ended
Jun. 30, 2025
Provision For Environmental Rehabilitation [Abstract]
Provision for Environmental Rehabilitation	Provision for environmental rehabilitation
Accounting policy
Estimated long-term environmental obligations, comprising pollution control, rehabilitation and mine closure, are based on the group’s environmental management plans in compliance with current technological, environmental and regulatory requirements.
Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.
Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. The present value of environmental disturbances created is capitalised to mining assets against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in the income statement. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, impairment is assessed in accordance with the accounting policy dealing with impairments of non-financial assets (refer to note 2.5). Rehabilitation projects undertaken included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control pollution is charged against income as incurred. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset.

Critical accounting estimates and judgements
Significant judgement is applied in estimating the ultimate rehabilitation cost that will be required in future to rehabilitate the group’s mines, related surface infrastructure and tailings dams. Ultimate cost may significantly differ from current estimates. The following rates were used in the calculation of the provision:

%	2025	2024	2023
South African operations
Inflation rate
– short term (Year one)	5.23	5.83	6.59
– short term (Year two)	5.51	5.68	5.65
– medium term (Year three)	5.51	5.64	5.68
– long term (Year four onwards)	5.51	5.64	5.64
Discount rates[1,2]
– 12 months	7.60	9.00	9.30
– one to five years	—	—	9.20
– two to four years	—	9.20	—
– five to seven years	—	10.90	—
– six to nine years	—	—	10.60
– 10 years or more	—	12.00	12.10
– 15 years or more	—	12.60	—
– 20 years or more	—	12.70	—
– life of mine (two years)	7.91	—	—
– life of mine (three years)	8.19	—	—
– life of mine (five years)	8.69	—	—
– life of mine (six years)	8.95	—	—
– life of mine (seven years)	9.25	—	—
– life of mine (11 years)	10.27	—	—
– life of mine (12 years)	10.48	—	—
– life of mine (14 years)	10.80	—	—
– life of mine (17 years)	11.11	—	—
– life of mine (19 years)	11.19	—	—
PNG operations
Inflation rate	4.56	4.74	4.84
Discount rate	8.79	10.33	9.33
1In 2024, the grouping of the discount rates were updated to reflect the changes in the concentration of the lives of group’s mines.
2In 2025, the discount rates used are per a South African bond yield curve at 30 June 2025, with the period to maturity determined with reference to the life of mine.
The group’s mining and exploration activities are subject to extensive environmental laws and regulations. The group has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.
24Provision for environmental rehabilitation continued
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	5 155	5 473
Change in estimate – Balance sheet (a)	519	(531)
Change in estimate – Income statement (a)	133	3
Utilisation of provision	(92)	(117)
Time value of money and inflation component of rehabilitation costs	521	486
Translation	(138)	(159)
Balance at end of year	6 098	5 155
(a)The change in 2025 is mainly due to the decrease in discount rates which resulted in a significant increase in the net present value of the liability. In 2024, the majority of the change related to the inclusion of the deepening project for
Mponeng in its life of mine plan. This increased the number of years and together with higher discount rates resulted in a significant decrease in the net present value of the liability.
The environmental provision for PNG amounts to R1 570 million (2024: R1 446 million) and is unfunded due to regulations in the operating country.
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2025	2024
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	9 055	8 387
Amounts invested in environmental trust funds (refer to note 15)	(6 716)	(6 030)
Total future net undiscounted obligation	2 339	2 357
The group is required to adhere to the National Environmental Act's (NEMA) financial provision requirements. They are also required to substantively review and align their financial provision in accordance with these regulations during the relevant transitional period, which has now been extended with no firm date given. The group intends to finance the ultimate rehabilitation costs from the money invested in environmental trust funds as well as the proceeds on the sale of assets and gold from plant clean-up at the time of mine closure. The group has guarantees in place, some cash-backed, relating to some of the environmental liabilities. Refer to notes 15 and 36.